REVENUE - Deferred revenue (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
REVENUE
Deferred revenue - beginning balance	$ 653,078
Amounts deferred during the period	1,242,645
Revenue recognized from amounts included in deferred revenue beginning balance	(457,202)
Revenue from current period sales	(503,037)
Deferred revenue - ending balance	$ 935,484